Events After the Reporting Period - Additional Information (Details) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 28, 2021 SFr / shares shares	Jan. 31, 2021 SFr / shares shares
Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		3,608,281	3,975,516
Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Additional funds raised from exercise of warrants | $	$ 22.1
Number of warrants exercised	6,448,240
Common shares [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued	11,591,124			11,591,124	6,020,248
Par value of shares | SFr / shares				SFr 0.0769	SFr 0.0769
ATM [Member] | Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		5,995,897	691,133
Share price | $ / shares		$ 2.82	$ 5.14
Proceeds from sale of treasury shares | $		$ 16.9	$ 3.6
ATM [Member] | Potential Ordinary Share Transactions [Member] | Treasury Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued	9,337,047			9,337,047
Share price | $ / shares	$ 3.70
Proceeds from sale of treasury shares | $	$ 34.5